Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes to Consolidated Statements of Income
Distribution costs	€ 147,535	€ 156,485
General and administrative expense	601,403	594,201
Selling, general and administrative expense	€ 748,938	750,686
General and administrative expense previously recorded in distribution costs
Notes to Consolidated Statements of Income
Amount of reclassifications		€ 34,008